Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

18. Intangible assets

The Group’s intangible assets consist of following:

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023
Cost	7,183,773	5,413,444	1,563,680	301,641	454,564	14,917,102
Accumulated amortization and impairment	(6,618,863)	(4,708,777)	(1,563,680)	(301,641)	—	(13,192,961)
Net book amount	564,910	704,667	—	—	454,564	1,724,141
For the year ended December 31, 2023
Opening net book amount	564,910	704,667	—	—	454,564	1,724,141
Disposal of subsidiaries	—	(9,571)	—	—	—	(9,571)
Additions	—	43,010	—	—	—	43,010
Disposals	—	(470)	—	—	—	(470)
Amortization	(564,910)	(438,372)	—	—	—	(1,003,282)
Impairment provisions	—	(80,800)	—	—	—	(80,800)
Currency translation differences	—	2,657	—	—	—	2,657
Closing net book amount	—	221,121	—	—	454,564	675,685
As of December 31, 2023
Cost	7,183,773	5,405,499	1,573,479	306,755	454,564	14,924,070
Accumulated amortization and impairment	(7,183,773)	(5,184,378)	(1,573,479)	(306,755)	—	(14,248,385)
Net book amount	—	221,121	—	—	454,564	675,685

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024
Cost	7,183,773	5,405,499	1,573,479	306,755	454,564	14,924,070
Accumulated amortization and impairment	(7,183,773)	(5,184,378)	(1,573,479)	(306,755)	—	(14,248,385)
Net book amount	—	221,121	—	—	454,564	675,685
For the year ended December 31, 2024
Opening net book amount	—	221,121	—	—	454,564	675,685
Disposal of subsidiaries	—	(6,056)	—	—	—	(6,056)
Additions	—	14,962	—	—	163,057	178,019
Disposals	—	(992)	—	—	—	(992)
Amortization	—	(138,831)	—	—	—	(138,831)
Currency translation differences	—	2,076	—	—	(5,385)	(3,309)
Closing net book amount	—	92,280	—	—	612,236	704,516
As of December 31, 2024
Cost	7,183,773	5,281,533	1,556,086	297,678	612,236	14,931,306
Accumulated amortization and impairment	(7,183,773)	(5,189,253)	(1,556,086)	(297,678)	—	(14,226,790)
Net book amount	—	92,280	—	—	612,236	704,516

18. Intangible assets (Continued)

		Trademarks,
		patents,
	Non‑compete	software	Customer
	agreements	and others	lists	Driver lists	Licenses	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2025
Cost	7,183,773	5,281,533	1,556,086	297,678	612,236	14,931,306
Accumulated amortization and impairment	(7,183,773)	(5,189,253)	(1,556,086)	(297,678)	—	(14,226,790)
Net book amount	—	92,280	—	—	612,236	704,516
For the year ended December 31, 2025
Opening net book amount	—	92,280	—	—	612,236	704,516
Additions	—	22,424	—	—	21,535	43,959
Disposals	—	(3,374)	—	—	—	(3,374)
Amortization	—	(37,783)	—	—	—	(37,783)
Impairment provisions	—	(796)	—	—	—	(796)
Currency translation differences	—	4,925	—	—	5,448	10,373
Closing net book amount	—	77,676	—	—	639,219	716,895
As of December 31, 2025
Cost	7,183,773	5,309,782	1,561,734	300,626	639,219	14,995,134
Accumulated amortization and impairment	(7,183,773)	(5,232,106)	(1,561,734)	(300,626)	—	(14,278,239)
Net book amount	—	77,676	—	—	639,219	716,895

For the years ended December 31, 2023, 2024 and 2025, the impairment losses for intangible assets were RMB80,800, nil and RMB796, respectively.

The Group tests annually whether intangible assets with an indefinite useful life have suffered any impairment or more frequently if events or changes in circumstances indicate that they might be impaired. During the years ended December 31, 2023, 2024 and 2025, no such identifiable intangible assets have been impaired.

Amortization charges were expensed off in the following categories in the consolidated income statements:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operations and support	148	157	1,529
Sales and marketing	948,145	86,686	9,502
Research and development	32,683	18,951	17,863
General and administrative	22,306	33,037	8,889
Total	1,003,282	138,831	37,783